Income taxes (Provision for income taxes by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense	$ (17,326)	$ (25,914)	$ 180,435
Deferred tax (benefit) expense related to the net change in valuation allowance	11,421	5,032	(17,937)
Current tax expense (benefit)	168,442	3,651	5,216
Income tax expense (benefit)	162,537	(17,231)	167,714
Ireland
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense	(26,968)	(31,387)	154,134
Deferred tax (benefit) expense related to the net change in valuation allowance	3,128	1,882	2,358
Current tax expense (benefit)	160,866	0	0
United States
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense	7,566	6,180	11,327
Deferred tax (benefit) expense related to the net change in valuation allowance	109	12,085	(18,425)
Current tax expense (benefit)	1,198	3,016	789
Other
Income Tax Disclosure [Line Items]
Deferred tax (benefit) expense	2,076	(707)	14,974
Deferred tax (benefit) expense related to the net change in valuation allowance	8,184	(8,935)	(1,870)
Current tax expense (benefit)	$ 6,378	$ 635	$ 4,427